UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03310

Name of Fund: Retirement Reserves Money Fund of Retirement Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Retirement Reserves Money Fund of Retirement Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2012

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	Retirement Reserves Money Fund of Retirement Series Trust
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee — 30.8% (a)
BNP Paribas SA, NY:
0.33%, 9/01/11	$28,000	$28,000,000
0.32%, 9/02/11	30,000	30,000,000
Bank of Montreal, Chicago (b):
0.24%, 8/29/11	12,500	12,500,000
0.27%, 1/25/12	15,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.28%, 8/18/11	22,000	22,000,000
0.28%, 8/26/11	25,000	25,000,000
Deutsche Bank AG, NY:
0.26%, 8/04/11 (b)	22,500	22,500,000
0.31%, 10/03/11	23,000	23,000,000
Lloyd’s TSB Bank Plc, NY:
0.30%, 9/12/11	31,000	31,000,000
0.36%, 2/14/12 (c)	26,840	26,840,000
Mizuho Corporate Bank, NY, 0.29%, 8/05/11	34,000	34,000,000
National Australia Bank, NY:
0.28%, 12/12/11	20,000	20,000,189
0.28%, 2/10/12 (b)	12,000	12,000,000
Norinchukin Bank, NY:
0.15%, 8/02/11	25,000	25,000,000
0.15%, 8/04/11	25,000	25,000,000
Rabobank Nederland NV, NY, 0.34%, 10/05/11	32,000	32,000,000
Royal Bank of Canada, NY (b):
0.26%, 10/14/11	25,000	25,000,000
0.25%, 2/29/12	24,500	24,500,000
0.27%, 5/16/12	28,000	28,000,000
Royal Bank of Scotland Plc, CT:
0.72%, 8/10/11 (c)	10,000	10,000,000
0.52%, 9/19/11	60,000	60,000,000
Societe Generale, NY:
0.29%, 8/01/11	30,000	30,000,000
0.24%, 8/24/11	25,000	25,000,000
0.27%, 10/31/11 (c)	6,500	6,500,000
0.26%, 10/31/11 (c)	8,000	8,000,000
Sumitomo Mitsui Banking Corp., NY:
0.28%, 8/05/11	25,000	25,000,000
0.30%, 8/04/11	25,000	25,000,000
Toronto-Dominion Bank, NY, 0.27%, 1/12/12 (b)	12,500	12,500,000
UBS AG, Stamford (b):
0.31%, 10/04/11	30,110	30,110,000
0.31%, 10/11/11	33,975	33,975,000
0.23%, 11/10/11	15,500	15,500,000
Westpac Banking Corp., NY (b):
0.26%, 11/04/11	27,000	27,000,000
0.28%, 12/09/11	25,000	25,000,000
Total Certificates of Deposit – 30.8%		794,925,189

Commercial Paper	Par (000)	Value
Amsterdam Funding Corp. (d):
0.20%, 8/15/11	$20,000	$19,998,111
0.23%, 10/25/11	10,000	9,994,378
Aspen Funding Corp. (d):
0.14%, 8/03/11	14,000	13,999,728
0.18%, 8/11/11	12,500	12,499,188
BNZ International Funding, Ltd., 0.22%, 9/30/11 (d)	25,000	24,990,375
BPCE SA (d):
0.26%, 8/16/11	10,000	9,998,700
0.28%, 8/16/11	10,000	9,998,625
Barclays US Funding LLC (d):
0.06%, 8/02/11	10,000	9,999,933
0.21%, 8/11/11	75,000	74,994,312
0.21%, 8/18/11	25,000	24,997,083
Cancara Asset Securitization LLC (d):
0.17%, 8/10/11	55,000	54,996,883
0.22%, 8/24/11	10,000	9,998,411
0.22%, 8/25/11	35,000	34,994,225
Chariot Funding LLC, 0.17%, 9/15/11 (d)	16,700	16,696,215
Commonwealth Bank of Australia, 0.28%, 10/06/11 (b)	26,000	25,999,436
Credit Suisse, NY, 0.08%, 8/01/11 (d)	50,000	49,999,667
Deutsche Bank Financial LLC, 0.20%, 10/03/11 (d)	48,000	47,982,400
Fortis Funding LLC, 0.23%, 9/01/11 (d)	23,000	22,995,004
Gemini Securitization Corp., LLC (d):
0.12%, 8/02/11	30,000	29,999,600
0.22%, 10/14/11	6,000	5,997,177
ING (US) Funding LLC, 0.30%, 11/10/11 (d)	22,500	22,480,500
JPMorgan Chase Bank, 0.22%, 3/16/12 (b)	16,000	16,000,000
Kells Funding LLC, 0.36%, 2/10/12 (b)	26,000	26,000,000
Liberty Street Funding LLC (d):
0.14%, 8/01/11	10,000	9,999,883
0.18%, 9/15/11	25,000	24,994,000
MetLife Short Term Funding LLC, 0.25%, 8/15/11 (d)	13,000	12,998,465
Mizuho Funding LLC (d):
0.25%, 9/16/11	25,000	24,991,493
0.26%, 10/07/11	25,000	24,987,361
Mont Blanc Capital Corp., 0.11%, 8/01/11 (d)	15,000	14,999,863
Nieuw Amsterdam Receivables Corp. (d):
0.18%, 9/13/11	39,000	38,991,030
0.25%, 9/22/11	12,000	11,995,417
Nordea North America, Inc. (d):
0.23%, 10/19/11	7,175	7,171,323
0.23%, 10/20/11	10,940	10,934,325
Regency Markets No. 1 LLC, 0.22%, 10/17/11 (d)	17,000	16,991,689

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
HFA	Housing Finance Agency
LOC	Letter of Credit
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

RETIREMENT RESERVES MONEY FUND	JULY 31, 2011	1

Schedule of Investments (continued)	Retirement Reserves Money Fund of Retirement Series Trust
(Percentages shown are based on Net Assets)

Commercial Paper (concluded)	Par (000)	Value
Societe Generale North America, 0.19%, 8/01/11 (d)	$36,000	$35,999,810
Solitaire Funding LLC (d):
0.22%, 10/06/11	24,000	23,989,880
0.23%, 10/24/11	39,000	38,978,322
Thames Asset Global Securitization No. 1, Inc., 0.21%, 10/17/11 (d)	25,000	24,988,333
Thunder Bay Funding LLC, 0.17%, 9/08/11 (d)	12,000	11,997,677
Variable Funding Capital Co. LLC (d):
0.15%, 9/07/11	15,000	14,997,500
0.17%, 9/15/11	16,000	15,996,373
Westpac Banking Corp., 0.42%, 1/13/12 (b)	25,000	25,000,000
Windmill Funding Corp. (d):
0.20%, 8/16/11	18,000	17,998,200
0.20%, 8/18/11	40,000	39,995,556
0.17%, 8/22/11	28,000	27,996,827
0.21%, 10/04/11	14,000	13,994,528
0.20%, 10/06/11	29,000	28,988,236
Total Commercial Paper – 42.4%		1,095,586,042

Corporate Notes
JPMorgan Chase Bank, NA, 0.28%, 8/17/12 (b)	33,530	33,530,000
Total Corporate Notes – 1.3%		33,530,000

Municipal Bonds (c)
California HFA, RB, VRDN, AMT (Fannie Mae LOC, Freddie Mac LOC):
Home Mortgage, Series B, 0.20%, 8/08/11	13,000	13,000,000
Home Mortgage, Series F, 0.10%, 8/08/11	18,100	18,100,000
Home Mortgage, Series U, 0.05%, 8/08/11	12,240	12,240,000
Series A, 0.05%, 8/08/11	9,100	9,100,000
California Pollution Control Financing Authority, Refunding RB, VRDN, Pacific Gas & Electric Co., Series E (JPMorgan Chase Bank LOC), 0.18%, 8/01/11	8,000	8,000,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.16%, 8/08/11	5,500	5,500,000
Los Angeles Community Redevelopment Agency California, RB, VRDN, Hollywood & Vine Apartments, Series A, AMT (Fannie Mae Liquidity Facility), 0.17%, 8/08/11	12,000	12,000,000

Municipal Bonds (c) (concluded)	Par (000)	Value
New Jersey Transportation Trust Fund Authority, RB, VRDN, Transportation System, Series C (JPMorgan Chase Bank LOC), 0.06%, 8/08/11	$8,000	$8,000,000
New York City Housing Development Corp., RB, VRDN, 155 West 21st Street Development, Series A, AMT (Fannie Mae), 0.05%, 8/08/11	16,400	16,400,000
New York City Industrial Development Agency, RB, VRDN, USA Waste Services, New York City Project, AMT (JPMorgan Chase Bank LOC), 0.10%, 8/08/11	9,000	9,000,000
New York State HFA, RB, VRDN, AMT, (Fannie Mae Liquidity Facility), Series A:
125 West 31st Street Housing, 0.05%, 8/08/11	12,000	12,000,000
316 11th Avenue Housing, 0.05%, 8/08/11	20,000	20,000,000
East 39th Street Housing, 0.05%, 8/08/11	15,000	15,000,000
New York State HFA, Refunding RB, VRDN, Series L, (Bank of America NA LOC), 0.07%, 8/08/11	9,800	9,800,000
Total Municipal Bonds – 6.5%		168,140,000

US Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes (b):
0.18%, 7/26/12	27,000	26,994,637
0.22%, 12/20/12	13,000	12,996,970
Federal Home Loan Bank Variable Rate Notes, 0.19%, 10/06/11 (b)	40,000	39,996,927
Freddie Mac Variable Rate Notes (b):
0.14%, 12/29/11	25,000	24,994,708
0.16%, 4/03/12	15,000	14,995,848
0.25%, 1/24/13	13,500	13,491,879
Total US Government Sponsored Agency Obligations – 5.1%		133,470,969

US Treasury Obligations
US Treasury Notes:
1.00%, 9/30/11	27,500	27,534,264
1.00% - 4.63%, 10/31/11	72,000	72,374,232
0.88%, 1/31/12	65,000	65,229,065
0.88% - 4.63%, 2/29/12	63,000	64,023,107
Total US Treasury Obligations – 8.9%		229,160,668

RETIREMENT RESERVES MONEY FUND	JULY 31, 2011	2

Schedule of Investments (concluded)	Retirement Reserves Money Fund of Retirement Series Trust
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.18%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $149,613,244, collateralized by various Government Sponsored Agency obligations, 0.50% - 3.88% due 8/25/11 – 12/27/13, par and fair values of $151,632,000 and $152,603,942, respectively)	$149,611	$149,611,000
Total Repurchase Agreements – 5.8%		149,611,000
Total Investments (Cost – $2,604,423,868*) – 100.8%		2,604,423,868
Liabilities in Excess of Other Assets – (0.8)%		(20,853,054)
Net Assets – 100.0%		$2,583,570,814

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securites[1]	—	$2,604,423,868	—	$2,604,423,868

[1]	See above Schedule of Investments for values in each security type.

RETIREMENT RESERVES MONEY FUND	JULY 31, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Reserves Money Fund of Retirement Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: September 26, 2011